Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	1.79625%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,913,848.61

Principal:
Principal Collections	$17,150,932.83
Prepayments in Full	$7,841,008.15
Liquidation Proceeds	$381,980.06
Recoveries	$62,396.21
Sub Total	$25,436,317.25
Collections	$27,350,165.86

Purchase Amounts:
Purchase Amounts Related to Principal	$107,032.73
Purchase Amounts Related to Interest	$414.96
Sub Total	$107,447.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,457,613.55

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,457,613.55
Servicing Fee	$579,375.54	$579,375.54	$0.00	$0.00	$26,878,238.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,878,238.01
Interest - Class A-2a Notes	$236,502.87	$236,502.87	$0.00	$0.00	$26,641,735.14
Interest - Class A-2b Notes	$59,147.51	$59,147.51	$0.00	$0.00	$26,582,587.63
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$25,726,687.63
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$25,436,627.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,436,627.30
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$25,343,729.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,343,729.47
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$25,279,176.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,279,176.14
Regular Principal Payment	$22,941,483.19	$22,941,483.19	$0.00	$0.00	$2,337,692.95
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,337,692.95
Residual Released to Depositor	$0.00	$2,337,692.95	$0.00	$0.00	$0.00
Total		$27,457,613.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,941,483.19
Total					$22,941,483.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,823,754.34	$61.18	$236,502.87	$0.86	$17,060,257.21	$62.04
Class A-2b Notes	$6,117,728.85	$61.18	$59,147.51	$0.59	$6,176,876.36	$61.77
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$22,941,483.19	$21.79	$1,599,061.87	$1.52	$24,540,545.06	$23.31

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$95,879,540.12	0.3486529	$79,055,785.78	0.2874756
Class A-2b Notes	$34,865,287.32	0.3486529	$28,747,558.47	0.2874756
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$603,354,827.44	0.5731988	$580,413,344.25	0.5514040

Pool Information
Weighted Average APR	3.180%	3.167%
Weighted Average Remaining Term	45.49	44.64
Number of Receivables Outstanding	31,082	30,533
Pool Balance	$695,250,649.87	$669,308,747.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$632,204,739.50	$608,874,127.78
Pool Factor	0.5985806	0.5762458

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$60,434,619.98
Targeted Overcollateralization Amount	$88,895,403.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,895,403.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$460,948.34
(Recoveries)		40	$62,396.21
Net Loss for Current Collection Period			$398,552.13
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6879%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7992%
Second Prior Collection Period			0.4598%
Prior Collection Period			0.4117%
Current Collection Period			0.7010%
Four Month Average (Current and Prior Three Collection Periods)			0.5929%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1035	$5,009,518.70
(Cumulative Recoveries)			$568,561.73
Cumulative Net Loss for All Collection Periods			$4,440,956.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3823%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,840.11
Average Net Loss for Receivables that have experienced a Realized Loss			$4,290.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.02%	260	$6,819,878.00
61-90 Days Delinquent	0.19%	51	$1,272,272.52
91-120 Days Delinquent	0.01%	5	$97,165.85
Over 120 Days Delinquent	0.05%	10	$305,391.75
Total Delinquent Receivables	1.27%	326	$8,494,708.12

Repossession Inventory:
Repossessed in the Current Collection Period		24	$660,361.15
Total Repossessed Inventory		37	$1,082,710.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1264%
Prior Collection Period			0.1544%
Current Collection Period			0.2162%
Three Month Average			0.1657%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2502%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer